CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Parent’s ownership interest	Share capital	Other equity	Treasury shares	Total other reserve	Currency translation reserve	Cash flow hedging reserve	Gains (Losses) from changes in the time value of the options	Actuarial gains or losses on defined benefit plans reserve	Shares based payments reserve	Other sundry reserve	Retained earnings/(losses)	Non- controlling interest
Opening balance at Dec. 31, 2021	$ (7,066,904,000)	$ (7,056,548,000)	$ 3,146,265,000		$ (178,000)	$ (1,361,529,000)	$ (3,772,159,000)	$ (38,390,000)	$ (17,563,000)	$ (18,750,000)	$ 37,235,000	$ 2,448,098,000	$ (8,841,106,000)	$ (10,356,000)
Changes in equity [abstract]
Net income/(loss) for the period	1,337,137,000	1,339,210,000											1,339,210,000	(2,073,000)
Other comprehensive income (loss)	28,942,000	28,105,000				28,105,000	(33,401,000)	74,932,000	(4,059,000)	(9,367,000)				837,000
Total comprehensive income (loss)	1,366,079,000	1,367,315,000				28,105,000	(33,401,000)	74,932,000	(4,059,000)	(9,367,000)			1,339,210,000	(1,236,000)
Dividends													0
Equity issue	800,000,000	800,000,000	800,000,000
Increase for other contributions from the owners	4,909,480,000	4,909,480,000		$ 9,250,229,000		(4,340,749,000)						(4,340,749,000)
Increase (decrease) through transfers and other changes, equity	22,066,000	22,031,000	9,352,221,000	(9,250,190,000)		(80,000,000)						(80,000,000)	0	35,000
Total transactions with shareholders	5,731,546,000	5,731,511,000	10,152,221,000	39,000		(4,420,749,000)						(4,420,749,000)		35,000
Closing balance at Dec. 31, 2022	30,721,000	42,278,000	13,298,486,000	39,000	(178,000)	(5,754,173,000)	(3,805,560,000)	36,542,000	(21,622,000)	(28,117,000)	37,235,000	(1,972,651,000)	(7,501,896,000)	(11,557,000)
Changes in equity [abstract]
Net income/(loss) for the period	581,550,000	581,831,000											581,831,000	(281,000)
Other comprehensive income (loss)	(53,521,000)	(66,144,000)				(66,144,000)	(25,051,000)	(75,220,000)	54,569,000	(20,442,000)				12,623,000
Total comprehensive income (loss)	528,029,000	515,687,000				(66,144,000)	(25,051,000)	(75,220,000)	54,569,000	(20,442,000)			581,831,000	12,342,000
Dividends	(174,549,000)	(174,549,000)											(174,549,000)
Increase for other contributions from the owners	3,000,000	3,000,000		17,401,000		(14,401,000)						(14,401,000)
Increase (decrease) through transfers and other changes, equity	51,074,000	63,886,000	(8,294,952,000)	(17,401,000)	178,000	817,036,000						817,036,000	7,559,025,000	(12,812,000)
Total transactions with shareholders	(120,475,000)	(107,663,000)	(8,294,952,000)	0	178,000	802,635,000						802,635,000	7,384,476,000	(12,812,000)
Closing balance at Dec. 31, 2023	438,275,000	450,302,000	5,003,534,000	39,000	0	(5,017,682,000)	(3,830,611,000)	(38,678,000)	32,947,000	(48,559,000)	37,235,000	(1,170,016,000)	464,411,000	(12,027,000)
Changes in equity [abstract]
Net income/(loss) for the period	977,445,000	976,972,000											976,972,000	473,000
Other comprehensive income (loss)	(411,567,000)	(411,425,000)				(411,425,000)	(379,049,000)	(14,218,000)	2,697,000	(20,855,000)				(142,000)
Total comprehensive income (loss)	565,878,000	565,547,000				(411,425,000)	(379,049,000)	(14,218,000)	2,697,000	(20,855,000)			976,972,000	331,000
Dividends	(293,092,000)	(293,092,000)											(293,092,000)
Increase (decrease) through transfers and other changes, equity	268,000	510,000				510,000						510,000	0	(242,000)
Total transactions with shareholders	(292,824,000)	(292,582,000)				510,000						510,000	(293,092,000)	(242,000)
Closing balance at Dec. 31, 2024	$ 711,329,000	$ 723,267,000	$ 5,003,534,000	$ 39,000	$ 0	$ (5,428,597,000)	$ (4,209,660,000)	$ (52,896,000)	$ 35,644,000	$ (69,414,000)	$ 37,235,000	$ (1,169,506,000)	$ 1,148,291,000	$ (11,938,000)